UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number          811-04494

                             The Gabelli Asset Fund

(Exact name of registrant as specified in charter)

One Corporate Center

                             Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                             Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Asset Fund

Semiannual Report — June 30, 2018

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA	Christopher J. Marangi	Kevin V. Dreyer	Jeffrey J. Jonas, CFA
Chief Investment Officer	Co-Chief Investment Officer	Co-Chief Investment Officer	Portfolio Manager
	BA, Williams College	BSE, University of	BS, Boston College
	MBA, Columbia	Pennsylvania
	Business School	MBA, Columbia Business School

To Our Shareholders,

For the six months ended June 30, 2018, the net asset value (“NAV”) per class AAA Share of The Gabelli Asset Fund increased 0.9% compared with a increase of 2.7% for the Standard & Poor’s (“S&P”) 500 Index. Other classes of shares are available. See page 2 for performance information for all classes of shares.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2018.

Comparative Results

Average Annual Returns through June 30, 2018 (a) (Unaudited)						Since
						Inception
	Six Months	1 Year	5 Year	10 Year	15 Year	(3/3/86)
Class AAA (GABAX)	0.88%	10.85%	9.25%	8.75%	9.68%	11.82%
S&P 500 Index	2.65	14.37	13.42	10.17	9.30	10.47(b)
Dow Jones Industrial Average	(0.73)	16.26	12.89	10.73	9.55	11.41(b)
Nasdaq Composite Index	9.38	23.71	18.61	13.96	12.01	10.42(b)
Class A (GATAX)	0.89	10.86	9.25	8.75	9.68	11.82
With sales charge (c)	(4.91)	4.48	7.97	8.11	9.25	11.61
Class C (GATCX)	0.50	10.02	8.43	7.94	8.90	11.45
With contingent deferred sales charge (d)	(0.50)	9.02	8.43	7.94	8.90	11.45
Class I (GABIX)	1.00	11.13	9.52	9.02	9.87	11.91
Class T (GALTX)	0.88	10.89	9.26	8.76	9.69	11.83
With sales charge (e)	(1.64)	8.12	8.71	8.48	9.50	11.59

In the current prospectuses dated April 30, 2018, the expense ratios for Class AAA, A, C, I, and T Shares are 1.35%, 1.35%, 2.10%, 1.10%, and 1.35%, respectively. See page 14 for the expense ratios for the six months ended June 30, 2018. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares, Class C Shares, and Class T Shares is 5.75%, 1.00%, and 2.50%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had Gabelli Funds, LLC (the “Adviser”) not reimbursed certain expenses of the Fund for periods prior to December 31, 1988. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Dow Jones Industrial Average and the Nasdaq Composite Index are unmanaged indicators of stock market performance. Dividends are considered reinvested, except for the Nasdaq Composite Index. You cannot invest directly in an index. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003, Class I Shares on January 11, 2008, and Class T Shares on July 5, 2017. The actual performance of the Class A Shares, Class C Shares, and Class T Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares.

(b)	S&P 500 Index, Dow Jones Industrial Average, and Nasdaq Composite Index since inception performance results are as of February 28, 1986.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(e)	Performance results include the effect of the maximum 2.50% sales charge at the beginning of the period.

The Gabelli Asset Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2018 through June 30, 2018	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	01/01/18	06/30/18	Ratio	Period*
The Gabelli Asset Fund
Actual Fund Return
Class AAA	$1,000.00	$1,008.80	1.34%	$ 6.67
Class A	$1,000.00	$1,008.90	1.34%	$ 6.67
Class C	$1,000.00	$1,005.00	2.09%	$10.39
Class I	$1,000.00	$1,010.00	1.09%	$ 5.43
Class T	$1,000.00	$1,008.80	1.34%	$ 6.67
Hypothetical 5% Return
Class AAA	$1,000.00	$1,018.15	1.34%	$ 6.71
Class A	$1,000.00	$1,018.15	1.34%	$ 6.71
Class C	$1,000.00	$1,014.43	2.09%	$10.44
Class I	$1,000.00	$1,019.39	1.09%	$ 5.46
Class T	$1,000.00	$1,018.15	1.34%	$ 6.71

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2018:

The Gabelli Asset Fund

Food and Beverage	14.4%
Financial Services	10.2%
Equipment and Supplies	7.4%
Entertainment	7.4%
Diversified Industrial	5.2%
Health Care	4.8%
Consumer Products	4.4%
Machinery	3.7%
Cable and Satellite	3.5%
Energy and Utilities	3.3%
Automotive: Parts and Accessories	3.1%
Business Services	2.9%
Electronics	2.8%
Environmental Services	2.7%
Broadcasting	2.3%
Telecommunications	2.0%
Metals and Mining	2.0%
Retail	2.0%
Consumer Services	1.7%
Specialty Chemicals	1.7%
Hotels and Gaming	1.6%

Aerospace	1.5%
Computer Software and Services	1.3%
Publishing	1.3%
Building and Construction	1.1%
Automotive	0.9%
Aviation: Parts and Services	0.9%
Transportation	0.8%
Real Estate	0.8%
Wireless Communications	0.8%
Agriculture	0.4%
Closed-End Funds	0.4%
Communications Equipment	0.4%
Manufactured Housing and Recreational Vehicles	0.3%
Computer Hardware	0.1%
Airlines	0.0%*
Other Assets and Liabilities (Net)	(0.1)%

100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Asset Fund

Schedule of Investments — June 30, 2018 (Unaudited)

			Market
Shares		Cost	Value

	COMMON STOCKS — 99.7%
	Aerospace — 1.5%
490,000	Aerojet Rocketdyne Holdings Inc.†	$1,457,435	$14,450,100
5,000	Lockheed Martin Corp.	147,750	1,477,150
6,000	Northrop Grumman Corp.	268,238	1,846,200
1,506,100	Rolls-Royce Holdings plc	11,041,278	19,642,190
106,933,100	Rolls-Royce Holdings plc, Cl. C†(a)	148,953	141,125
2,500	The Boeing Co.	162,911	838,775

		13,226,565	38,395,540

	Agriculture — 0.4%
220,000	Archer-Daniels-Midland Co.	2,515,131	10,082,600
2,600	Nutrien Ltd.	29,744	141,388
25,000	The Mosaic Co.	438,682	701,250

		2,983,557	10,925,238

	Airlines — 0.0%
100,000	American Airlines Group Inc., Escrow†	1,464	122,500

	Automotive — 0.9%
5,000	Ferrari NV	201,374	675,050
25,000	General Motors Co.	792,150	985,000
394,000	Navistar International Corp.†	6,961,578	16,043,680
91,500	PACCAR Inc.	468,321	5,669,340
3,000	Volkswagen AG	119,556	495,732

		8,542,979	23,868,802

	Automotive: Parts and Accessories — 3.1%
138,000	BorgWarner Inc.	584,038	5,956,080
85,000	Brembo SpA	163,152	1,150,459
370,000	Dana Inc.	3,447,413	7,470,300
416,000	Genuine Parts Co.	9,979,169	38,184,640
43,000	Modine Manufacturing Co.†	275,372	784,750
43,500	O’Reilly Automotive Inc.†	1,205,929	11,900,295
30,000	Standard Motor Products Inc.	246,597	1,450,200
55,000	Superior Industries International Inc.	821,638	984,500
75,000	Tenneco Inc.	2,087,058	3,297,000
45,000	Visteon Corp.†	2,450,885	5,815,800

		21,261,251	76,994,024

	Aviation: Parts and Services — 0.9%
1,700,000	BBA Aviation plc	3,837,490	7,659,558
46,500	Curtiss-Wright Corp.	142,407	5,534,430
110,500	Kaman Corp.	1,579,767	7,700,745
35,000	KLX Inc.†	1,358,014	2,516,500

		6,917,678	23,411,233

	Broadcasting — 2.3%
279,600	CBS Corp., Cl. A, Voting	3,009,636	15,836,544
18,000	Cogeco Inc.	342,646	795,771

			Market
Shares		Cost	Value

26,666	Corus Entertainment Inc., New York, Cl. B	$43,320	$100,024
13,334	Corus Entertainment Inc., Toronto, Cl. B	21,662	50,307
35,250	Liberty Broadband Corp., Cl. A†	62,878	2,666,310
100,682	Liberty Broadband Corp., Cl. C†	1,001,380	7,623,641
33,000	Liberty Media Corp.- Liberty Formula One, Cl. A†	15,739	1,165,230
65,000	Liberty Media Corp.- Liberty Formula One, Cl. C†	50,310	2,413,450
50,000	Liberty Media Corp.- Liberty SiriusXM, Cl. A†	20,644	2,252,500
185,000	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	86,016	8,391,600
330,000	MSG Networks Inc., Cl. A†	210,020	7,903,500
10,000	Naspers Ltd., Cl. N	393,199	2,540,550
120,000	Pandora Media Inc.†	1,048,078	945,600
100,000	Sky plc	1,220,378	1,928,813
335,000	Television Broadcasts Ltd.	1,535,920	1,061,072
40,000	Tokyo Broadcasting System Holdings Inc.	560,409	898,884
56,000	Tribune Media Co., Cl. A	2,098,400	2,143,120

		11,720,635	58,716,916

	Building and Construction — 1.1%
30,000	Armstrong Flooring Inc.†	522,126	421,200
39,000	Assa Abloy AB, Cl. B	667,259	831,228
145,000	Fortune Brands Home & Security Inc.	1,923,822	7,785,050
95,000	Herc Holdings Inc.†	3,472,847	5,352,300
379,000	Johnson Controls International plc	10,403,142	12,677,550

		16,989,196	27,067,328

	Business Services — 2.9%
10,000	Blucora Inc.†	51,427	370,000
225,000	Clear Channel Outdoor Holdings Inc., Cl. A	888,132	967,500
20,700	Diebold Nixdorf Inc.	264,329	247,365
29,000	Ecolab Inc.	229,552	4,069,570
56,532	Fly Leasing Ltd., ADR†	679,360	796,536
110,000	Live Nation Entertainment Inc.†	1,078,226	5,342,700
151,900	Macquarie Infrastructure Corp.	6,657,846	6,410,180
149,000	Mastercard Inc., Cl. A	581,100	29,281,480
2,000	MSC Industrial Direct Co. Inc., Cl. A	143,139	169,700
3,458	Novus Holdings Ltd.	1,557	839
33,000	The Brink’s Co.	757,126	2,631,750

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

			Market
Shares		Cost	Value

	COMMON STOCKS (Continued)
	Business Services (Continued)
560,000	The Interpublic Group of Companies Inc.	$4,476,140	$13,126,400
24,000	Vectrus Inc.†	116,767	739,680
61,000	Visa Inc., Cl. A	791,911	8,079,450

		16,716,612	72,233,150

	Cable and Satellite — 3.5%
129,000	AMC Networks Inc., Cl. A†	21,473	8,023,800
10,000	Charter Communications Inc., Cl. A†	1,078,622	2,932,100
386,000	Comcast Corp., Cl. A	3,057,400	12,664,660
327,200	DISH Network Corp., Cl. A†	7,554,337	10,997,192
84,000	EchoStar Corp., Cl. A†	2,378,652	3,729,600
147,900	Liberty Global plc, Cl. A†	525,759	4,073,166
402,000	Liberty Global plc, Cl. C†	4,283,659	10,697,220
20,857	Liberty Latin America Ltd., Cl. A†	77,222	398,786
46,740	Liberty Latin America Ltd., Cl. C†	365,906	905,821
540,000	Rogers Communications Inc., New York, Cl. B	2,694,996	25,628,400
50,000	Rogers Communications Inc., Toronto, Cl. B	229,821	2,374,777
118,000	Shaw Communications Inc., New York, Cl. B	228,530	2,401,300
120,000	Shaw Communications Inc., Toronto, Cl. B	164,952	2,444,453

		22,661,329	87,271,275

	Communications Equipment — 0.4%
160,000	Corning Inc.	709,492	4,401,600
32,000	Harris Corp.	2,541,802	4,625,280

		3,251,294	9,026,880

	Computer Hardware — 0.1%
7,000	Apple Inc.	661,508	1,295,770
15,000	Dell Technologies Inc., Cl. V†	1,180,427	1,268,700

		1,841,935	2,564,470

	Computer Software and Services — 1.3%
5,700	Alphabet Inc., Cl. C†	3,123,555	6,359,205
42,000	Donnelley Financial Solutions Inc.†	890,208	729,540
130,000	eBay Inc.†	2,584,401	4,713,800
49,000	Fidelity National Information Services Inc.	913,926	5,195,470
325,000	Hewlett Packard Enterprise Co.	3,260,121	4,748,250
63,000	Internap Corp.†	911,313	656,460
5,000	Microsoft Corp.	158,896	493,050
7,992	NetScout Systems Inc.†	29,395	237,362

			Market
Shares		Cost	Value

55,000	Rockwell Automation Inc.	$1,567,536	$9,142,650

		13,439,351	32,275,787

	Consumer Products — 4.4%
30,000	Brunswick Corp.	735,843	1,934,400
11,000	Christian Dior SE	307,335	4,601,371
58,000	Church & Dwight Co. Inc.	89,534	3,083,280
323,000	Edgewell Personal Care Co.†	12,428,128	16,298,580
232,000	Energizer Holdings Inc.	3,065,882	14,606,720
10,000	Essity AB, Cl. A	134,075	247,858
50,000	Essity AB, Cl. B	696,771	1,234,823
3,400	Givaudan SA	1,182,809	7,731,798
30,000	Harley-Davidson Inc.	75,562	1,262,400
2,000	Hermes International	694,184	1,223,389
5,400	National Presto Industries Inc.	156,587	669,600
42,000	Reckitt Benckiser Group plc	1,288,438	3,458,243
100,000	Sally Beauty Holdings Inc.†	800,712	1,603,000
10,000	Svenska Cellulosa AB, Cl. A	35,640	109,303
42,000	Svenska Cellulosa AB, Cl. B	117,839	456,353
861,400	Swedish Match AB	8,870,184	42,672,083
4,000	The Estee Lauder Companies Inc., Cl. A	180,995	570,760
80,000	The Procter & Gamble Co.	2,595,481	6,244,800
30,000	Unilever plc, ADR	947,306	1,658,400
35,000	Wolverine World Wide Inc.	162,769	1,216,950

		34,566,074	110,884,111

	Consumer Services — 1.7%
5,000	Allegion plc	50,325	386,800
96,000	GCI Liberty Inc., Cl. A†	2,306,002	4,327,680
61,500	IAC/InterActiveCorp.†	636,990	9,378,135
20,000	Liberty Expedia Holdings Inc., Cl. A†	89,074	878,800
436,600	Qurate Retail Inc.†	2,613,511	9,264,652
364,000	Rollins Inc.	779,902	19,139,120

		6,475,804	43,375,187

	Diversified Industrial — 5.2%
500	Acuity Brands Inc.	5,901	57,935
5,000	Anixter International Inc.†	45,044	316,500
326,700	Crane Co.	5,121,582	26,178,471
97,000	Eaton Corp. plc	4,349,417	7,249,780
136,000	Greif Inc., Cl. A	3,098,343	7,193,040
262,000	Honeywell International Inc.	7,368,436	37,741,100
24,000	Ingersoll-Rand plc	355,983	2,153,520
220,000	ITT Inc.	1,507,788	11,499,400
30,000	Jardine Matheson Holdings Ltd.	1,557,901	1,893,000
124,000	Jardine Strategic Holdings Ltd.	2,937,194	4,523,520
250,000	Myers Industries Inc.	1,600,550	4,800,000
30,000	nVent Electric plc†	331,439	753,000

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

			Market
Shares		Cost	Value

	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
30,000	Pentair plc	$707,966	$1,262,400
11,500	Sulzer AG	1,058,641	1,400,485
185,000	Textron Inc.	2,513,177	12,193,350
320,000	Toray Industries Inc.	2,290,603	2,526,126
230,000	Trinity Industries Inc.	1,242,169	7,879,800
4,000	Waters Corp.†	299,744	774,360

		36,391,878	130,395,787

	Electronics — 2.8%
85,000	Cypress Semiconductor Corp.	724,962	1,324,300
1,800	Fortive Corp.	7,618	138,798
8,000	Kyocera Corp., ADR	111,725	448,000
1,500	Mettler-Toledo International Inc.†	212,220	867,945
2,200	Samsung Electronics Co. Ltd., GDR	401,884	2,299,000
882,000	Sony Corp., ADR	17,433,272	45,211,320
37,000	TE Connectivity Ltd.	929,999	3,332,220
100,000	Texas Instruments Inc.	2,334,642	11,025,000
25,000	Thermo Fisher Scientific Inc.	3,077,408	5,178,500

		25,233,730	69,825,083

	Energy and Utilities — 3.3%
10,000	Anadarko Petroleum Corp.	588,355	732,500
100,000	BP plc, ADR	2,411,469	4,566,000
97,000	Chevron Corp.	3,124,445	12,263,710
9,000	ConocoPhillips	162,773	626,580
113,000	Devon Energy Corp.	1,571,968	4,967,480
4,000	Edison International	68,000	253,080
204,000	El Paso Electric Co.	2,524,129	12,056,400
34,000	Enbridge Inc.	782,276	1,213,460
90,000	EOG Resources Inc.	206,089	11,198,700
50,000	Exxon Mobil Corp.	724,381	4,136,500
130,000	GenOn Energy Inc., Escrow†(a)	0	0
165,000	Halliburton Co.	5,377,156	7,434,900
65,000	Kinder Morgan Inc.	1,263,191	1,148,550
13,000	Marathon Petroleum Corp.	625,725	912,080
239,000	National Fuel Gas Co.	11,680,281	12,657,440
56,400	Oceaneering International Inc.	1,485,871	1,435,944
5,000	Phillips 66	189,129	561,550
53,000	Southwest Gas Holdings Inc.	914,983	4,042,310
95,000	The AES Corp.	263,150	1,273,950
24,000	Wartsila OYJ Abp	406,645	471,698
195,000	Weatherford International plc†	644,027	641,550

		35,014,043	82,594,382

	Entertainment — 7.4%
195,500	Discovery Inc., Cl. A†	1,037,519	5,376,250
545,000	Discovery Inc., Cl. C†	2,887,550	13,897,500

			Market
Shares		Cost	Value

670,000	Grupo Televisa SAB, ADR	$6,871,075	$12,696,500
45,000	Liberty Media Corp.- Liberty Braves, Cl. A†	747,445	1,156,950
136,071	Liberty Media Corp.- Liberty Braves, Cl. C†	2,004,673	3,518,796
20,000	Lions Gate Entertainment Corp., Cl. B	522,000	469,200
134,633	The Madison Square Garden Co, Cl. A†	824,867	41,761,810
1,720,000	Twenty-First Century Fox Inc., Cl. A	9,984,521	85,466,800
80,000	Twenty-First Century Fox Inc., Cl. B	2,236,106	3,941,600
416,500	Viacom Inc., Cl. A	11,918,098	14,764,925
67,000	Viacom Inc., Cl. B	2,243,088	2,020,720
50,000	Vivendi SA	1,170,712	1,226,191

		42,447,654	186,297,242

	Environmental Services — 2.7%
548,000	Republic Services Inc.	5,991,502	37,461,280
30,000	Stericycle Inc.†	2,095,286	1,958,700
89,000	Waste Connections Inc.	3,190,944	6,699,920
265,000	Waste Management Inc.	4,208,489	21,555,100

		15,486,221	67,675,000

	Equipment and Supplies — 7.4%
710,000	AMETEK Inc.	1,100,660	51,233,600
12,000	Amphenol Corp., Cl. A	23,162	1,045,800
10,000	AZZ Inc.	370,300	434,500
91,000	CIRCOR International Inc.	853,326	3,363,360
110,000	Crown Holdings Inc.†	495,913	4,923,600
155,000	CTS Corp.	874,137	5,580,000
4,670	Danaher Corp.	31,340	460,836
525,900	Donaldson Co. Inc.	908,297	23,728,608
540,000	Flowserve Corp.	2,395,654	21,816,000
157,000	Graco Inc.	2,619,786	7,099,540
205,400	IDEX Corp.	752,626	28,032,992
50,000	Interpump Group SpA	196,504	1,555,511
16,000	Lawson Products Inc.†	267,152	389,600
130,000	Mueller Industries Inc.	3,471,364	3,836,300
170,000	Sealed Air Corp.	3,630,350	7,216,500
23,250	The Manitowoc Co. Inc.†	52,334	601,245
50,000	The Timken Co.	1,857,522	2,177,500
20,000	The Toro Co.	345,464	1,205,000
75,000	The Weir Group plc.	315,592	1,979,623
22,500	Valmont Industries Inc.	180,803	3,391,875
218,500	Watts Water Technologies Inc., Cl. A	2,474,860	17,130,400

		23,217,146	187,202,390

	Financial Services — 10.2%
12,800	Alleghany Corp.	2,000,678	7,359,616
60,000	AllianceBernstein Holding LP	554,093	1,713,000

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

			Market
Shares		Cost	Value

	COMMON STOCKS (Continued)
	Financial Services (Continued)
288,000	American Express Co.	$6,440,450	$28,224,000
3,000	Ameriprise Financial Inc.	95,388	419,640
36,800	Argo Group International Holdings Ltd.	833,710	2,139,920
60,000	Bank of America Corp.	565,016	1,691,400
123	Berkshire Hathaway Inc., Cl. A†	372,106	34,690,921
5,500	BKF Capital Group Inc.†	142,350	59,950
65,000	Citigroup Inc.	2,290,500	4,349,800
100,000	GAM Holding AG	1,269,259	1,383,419
135,000	H&R Block Inc.	2,084,089	3,075,300
46,000	Interactive Brokers Group Inc., Cl. A	749,277	2,962,860
35,000	Jefferies Financial Group Inc.	324,217	795,900
157,300	JPMorgan Chase & Co.	5,893,651	16,390,660
84,500	Kinnevik AB, Cl. A	1,743,248	2,896,307
70,000	Kinnevik AB, Cl. B	1,407,503	2,398,526
186,500	KKR & Co. Inc., Cl. A	2,637,168	4,634,525
171,000	Legg Mason Inc.	3,545,222	5,938,830
2,500	LendingTree Inc.†	19,820	534,500
40,000	Loews Corp.	1,577,090	1,931,200
39,000	M&T Bank Corp.	2,750,938	6,635,850
104,000	Marsh & McLennan Companies Inc.	2,957,564	8,524,880
99,000	PayPal Holdings Inc.†	3,173,463	8,243,730
20,000	Popular Inc.	332,004	904,200
130,000	State Street Corp.	3,137,078	12,101,700
20,000	SunTrust Banks Inc.	424,879	1,320,400
32,000	T. Rowe Price Group Inc.	517,894	3,714,880
665,000	The Bank of New York Mellon Corp.	18,950,288	35,863,450
60,000	The Blackstone Group LP	734,119	1,930,200
13,500	The Goldman Sachs Group Inc.	1,573,808	2,977,695
93,000	The Hartford Financial Services Group Inc.	2,927,899	4,755,090
130,000	The PNC Financial Services Group Inc.	7,423,889	17,563,000
10,000	Value Line Inc.	137,382	237,000
10,000	W. R. Berkley Corp.	361,815	724,100
138,000	Waddell & Reed Financial Inc., Cl. A	2,713,147	2,479,860
465,000	Wells Fargo & Co.	13,738,518	25,779,600

		96,399,520	257,345,909

	Food and Beverage — 14.4%
915,900	Brown-Forman Corp., Cl. A	4,171,807	44,750,874
244,600	Brown-Forman Corp., Cl. B	1,114,730	11,987,846
46,000	Campbell Soup Co.	1,336,867	1,864,840
800,000	China Mengniu Dairy Co. Ltd.	1,191,136	2,712,348
35,000	Chr. Hansen Holding A/S	1,502,296	3,233,411

			Market
Shares		Cost	Value

25,000	Coca-Cola European Partners plc.	$489,113	$1,016,000
16,500	Coca-Cola HBC AG	231,193	551,147
345,000	Conagra Brands Inc.	8,548,584	12,326,850
30,000	Constellation Brands Inc., Cl. A	713,936	6,566,100
40,000	Crimson Wine Group Ltd.†	315,347	370,000
212,000	Danone SA	9,684,032	15,564,971
826,200	Davide Campari-Milano SpA	2,623,199	6,797,280
259,000	Diageo plc, ADR	9,204,752	37,298,590
60,000	Dr Pepper Snapple Group Inc.	1,139,426	7,320,000
80,000	Farmer Brothers Co.†	983,002	2,444,000
310,000	Flowers Foods Inc.	544,307	6,457,300
40,000	Fomento Economico Mexicano SAB de CV, ADR	1,367,763	3,511,600
400,000	General Mills Inc.	7,017,647	17,704,000
1,900,000	Grupo Bimbo SAB de CV, Cl. A	789,305	3,703,327
10,000	Heineken Holding NV	407,450	958,765
86,500	Heineken NV	3,933,214	8,689,295
20,000	Heineken NV, ADR	481,150	1,004,000
2,000	Ingredion Inc.	24,050	221,400
160,000	ITO EN Ltd.	3,457,147	7,413,630
11,000	John Bean Technologies Corp.	172,494	977,900
48,000	Kellogg Co.	1,770,093	3,353,760
74,300	Kerry Group plc, Cl. A	971,930	7,761,366
430,000	Kikkoman Corp.	4,897,909	21,710,699
125,000	Lamb Weston Holdings Inc.	2,677,655	8,563,750
19,800	LVMH Moet Hennessy Louis Vuitton SE	701,482	6,594,528
107,000	Maple Leaf Foods Inc.	1,934,034	2,705,420
25,000	MEIJI Holdings Co. Ltd.	551,956	2,109,019
435,000	Mondelēz International Inc., Cl. A	10,128,118	17,835,000
48,000	Morinaga Milk Industry Co. Ltd.	886,651	1,794,879
400	National Beverage Corp.†	29,275	42,760
58,000	Nestlé SA	3,570,149	4,503,888
140,000	Nissin Foods Holdings Co. Ltd.	4,745,681	10,128,709
220,000	Parmalat SpA	616,366	742,488
83,000	PepsiCo Inc.	2,808,764	9,036,210
67,000	Pernod Ricard SA	5,953,420	10,946,153
130,000	Post Holdings Inc.†	3,264,090	11,182,600
93,000	Remy Cointreau SA	5,655,846	12,055,214
17,000	Suntory Beverage & Food Ltd.	541,830	726,279
50,000	The Coca-Cola Co.	1,096,202	2,193,000
30,000	The Hain Celestial Group Inc.†	231,652	894,000
22,000	The J.M. Smucker Co.	838,139	2,364,560
24,000	The Kraft Heinz Co.	1,453,852	1,507,680

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

			Market
Shares		Cost	Value

	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
400,000	Tingyi (Cayman Islands) Holding Corp.	$947,408	$927,909
150,000	Tootsie Roll Industries Inc.	1,312,603	4,627,500
5,000	Tyson Foods Inc., Cl. A	39,954	344,250
75,660	United Natural Foods Inc.†	2,832,873	3,227,656
152,300	Yakult Honsha Co. Ltd.	3,653,181	10,179,470

		125,555,060	363,504,221

	Health Care — 4.8%
15,000	Abbott Laboratories	819,444	914,850
30,000	Akorn Inc.†	635,417	497,700
6,000	Alexion Pharmaceuticals Inc.†	664,482	744,900
30,500	Allergan plc.	4,525,694	5,084,960
46,500	AmerisourceBergen Corp.	3,206,108	3,965,055
30,500	Amgen Inc.	141,229	5,629,995
15,000	AngioDynamics Inc.†	148,953	333,600
37,000	Baxter International Inc.	942,870	2,732,080
7,500	Becton, Dickinson and Co.	754,832	1,796,700
11,000	Biogen Inc.†	70,260	3,192,640
4,400	Bio-Rad Laboratories Inc., Cl. A†	429,458	1,269,576
400,000	BioScrip Inc.†	826,412	1,172,000
36,000	Boston Scientific Corp.†	233,100	1,177,200
129,000	Bristol-Myers Squibb Co.	3,463,549	7,138,860
65,000	Cardiovascular Systems Inc.†	1,914,717	2,102,100
31,800	Chemed Corp.	1,266,097	10,233,558
10,000	Cigna Corp.	511,183	1,699,500
19,000	CONMED Corp.	375,589	1,390,800
25,000	DaVita Inc.†	1,446,056	1,736,000
26,000	Eli Lilly & Co.	912,869	2,218,580
5,000	Endo International plc†	62,961	47,150
45,000	Envision Healthcare Corp.†	2,491,452	1,980,450
120,000	Evolent Health Inc., Cl. A†	1,978,058	2,526,000
10,000	Express Scripts Holding Co.†	636,597	772,100
20,000	Gerresheimer AG	1,276,756	1,623,244
25,000	HCA Healthcare Inc.	1,515,634	2,565,000
59,000	Henry Schein Inc.†	1,009,568	4,285,760
40,000	Indivior plc†	25,984	202,291
15,000	Integer Holdings Corp.†	696,516	969,750
71,000	Johnson & Johnson	4,733,967	8,615,140
50,000	Kindred Healthcare Inc.†	452,480	450,000
8,000	Laboratory Corp. of America Holdings†	1,216,795	1,436,240
10,000	McKesson Corp.	896,751	1,334,000
25,000	Medtronic plc	1,881,416	2,140,250
123,000	Merck & Co. Inc.	3,445,573	7,466,100
30,000	Mylan NV†	1,736,680	1,084,200
5,000	Nevro Corp.†	360,200	399,250
27,322	Orthofix International NV†	903,441	1,552,436
50,000	Osiris Therapeutics Inc.†	358,465	482,500
25,000	Owens & Minor Inc.	673,912	417,750

			Market
Shares		Cost	Value

57,000	Patterson Cos., Inc.	$1,774,268	$1,292,190
40,000	Quidel Corp.†	543,986	2,660,000
400	Regeneron Pharmaceuticals Inc.†	43,670	137,996
65,000	Roche Holding AG, ADR	1,252,691	1,795,950
13,000	Shire plc, ADR	2,033,769	2,194,400
14,500	Stryker Corp.	718,606	2,448,470
4,000	The Cooper Companies Inc.	941,320	941,800
8,000	UnitedHealth Group Inc.	458,571	1,962,720
20,000	Valeant Pharmaceuticals International Inc.†	289,886	464,800
124,000	William Demant Holding A/S†	1,158,417	4,991,136
94,000	Wright Medical Group NV†	1,935,460	2,440,240
42,500	Zimmer Biomet Holdings Inc.	4,072,921	4,736,200
7,000	Zoetis Inc.	304,922	596,330

		65,170,012	122,042,497

	Hotels and Gaming — 1.6%
14,000	Accor SA	433,947	686,994
56,000	Belmond Ltd., Cl. A†	486,228	624,400
3,500	Churchill Downs Inc.	115,298	1,037,750
350,000	Genting Singapore Ltd.	367,220	313,395
35,000	Hyatt Hotels Corp., Cl. A	1,305,784	2,700,250
73,000	ILG Inc.	391,602	2,411,190
47,000	Las Vegas Sands Corp.	130,569	3,588,920
4,650,000	Mandarin Oriental International Ltd.	8,039,380	10,834,500
390,000	MGM Resorts International	4,071,570	11,321,700
2,000,000	The Hongkong & Shanghai Hotels Ltd.	2,722,562	2,855,103
39,000	Universal Entertainment Corp.†	222,499	1,754,234
7,000	Wyndham Destinations Inc.	75,984	309,890
7,000	Wyndham Hotels & Resorts Inc.	89,335	411,810
10,000	Wynn Resorts Ltd.	680,744	1,673,400

		19,132,722	40,523,536

	Machinery — 3.7%
120,000	Caterpillar Inc.	789,580	16,280,400
1,400,000	CNH Industrial NV	11,028,247	14,742,000
218,600	CNH Industrial NV, Borsa ltaliana	2,006,098	2,322,039
212,000	Deere & Co.	1,491,566	29,637,600
50,000	Mueller Water Products Inc., Cl. A	414,557	586,000
93,000	Welbilt Inc.†	175,205	2,074,830
418,000	Xylem Inc.	3,582,247	28,164,840

		19,487,500	93,807,709

	Manufactured Housing and Recreational Vehicles — 0.3%
31,500	Cavco Industries Inc.†	596,101	6,540,975
20,000	Nobility Homes Inc.	192,816	423,400

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

			Market
Shares		Cost	Value

	COMMON STOCKS (Continued)
	Manufactured Housing and Recreational Vehicles (Continued)
31,500	Skyline Champion Corp.	$169,838	$1,103,760

		958,755	8,068,135

	Metals and Mining — 2.0%
56,000	Agnico Eagle Mines Ltd.	1,821,420	2,566,480
234,000	Barrick Gold Corp.	3,615,288	3,072,420
30,000	Cleveland-Cliffs Inc.†	199,316	252,900
90,000	Franco-Nevada Corp.	3,113,147	6,571,800
156,000	Freeport-McMoRan Inc.	1,823,564	2,692,560
60,000	Kinross Gold Corp.†	376,124	225,600
24,000	New Hope Corp. Ltd.	32,183	53,106
522,000	Newmont Mining Corp.	10,759,240	19,684,620
123,000	Royal Gold Inc.	5,336,958	11,419,320
59,009	TimkenSteel Corp.†	735,204	964,797
180,000	Turquoise Hill Resources Ltd.†	617,436	511,200
84,000	Wheaton Precious Metals Corp.	1,589,928	1,853,040

		30,019,808	49,867,843

	Publishing — 1.3%
52,000	Meredith Corp.	1,083,832	2,652,000
128,000	News Corp., Cl. A	638,332	1,984,000
25,000	News Corp., Cl. B	238,563	396,250
117,000	S&P Global Inc.	916,641	23,855,130
215,000	The E.W. Scripps Co., Cl. A	2,665,801	2,878,850
10,000	The New York Times Co., Cl. A	89,319	259,000

		5,632,488	32,025,230

	Real Estate — 0.8%
16,500	Brookfield Asset Management Inc., Cl. A	291,551	668,910
104,000	Griffin Industrial Realty Inc.	1,510,666	4,574,960
14,422	Host Hotels & Resorts Inc., REIT	290,636	303,872
80,000	Ryman Hospitality Properties Inc., REIT	3,419,727	6,652,000
240,000	The St. Joe Co.†	1,849,359	4,308,000
100,000	Weyerhaeuser Co., REIT	2,070,571	3,646,000

		9,432,510	20,153,742

	Retail — 2.0%
48,000	Aaron’s Inc.	108,078	2,085,600
129,000	AutoNation Inc.†	1,685,853	6,266,820
53,000	Costco Wholesale Corp.	2,661,386	11,075,940
150,000	CVS Health Corp.	4,845,818	9,652,500
400,000	Lianhua Supermarket Holdings Ltd., Cl. H†	369,337	116,753
134,000	Macy’s Inc.	1,686,654	5,015,620
20,000	Murphy USA Inc.†	816,948	1,485,800

			Market
Shares		Cost	Value

15,100	Penske Automotive Group Inc.	$584,946	$707,435
10,000	Rush Enterprises Inc., Cl. B†	227,459	439,000
45,000	The Cheesecake Factory Inc.	1,330,530	2,477,700
25,000	The Home Depot Inc.	775,556	4,877,500
123,000	The Kroger Co.	373,228	3,499,350
25,000	Walgreens Boots Alliance Inc.	1,322,106	1,500,375

		16,787,899	49,200,393

	Specialty Chemicals — 1.7%
20,000	Ashland Global Holdings Inc.	747,123	1,563,600
48,000	DowDuPont Inc.	3,414,730	3,164,160
440,000	Ferro Corp.†	2,607,818	9,174,000
128,000	H.B. Fuller Co.	3,465,955	6,871,040
93,000	International Flavors & Fragrances Inc.	4,180,337	11,528,280
340,000	OMNOVA Solutions Inc.†	930,956	3,536,000
9,000	Praxair Inc.	919,375	1,423,350
50,000	Sensient Technologies Corp.	819,513	3,577,500
45,000	SGL Carbon SE†	656,508	483,995
51,000	Valvoline Inc.	674,661	1,100,070

		18,416,976	42,421,995

	Telecommunications — 2.0%
85,000	CenturyLink Inc.	1,294,342	1,584,400
185,000	Cincinnati Bell Inc.†	2,979,654	2,904,500
160,000	Deutsche Telekom AG, ADR	2,418,914	2,469,600
30,000	Hellenic Telecommunications Organization SA	435,110	371,361
25,000	Hellenic Telecommunications Organization SA, ADR	111,368	156,100
78,607	Loral Space & Communications Inc.†	3,069,941	2,955,623
6,000	Orange SA, ADR	63,335	100,020
400,000	Sprint Corp.†	2,181,132	2,176,000
2,815,600	Telecom Italia SpA†	1,527,200	2,095,810
175,000	Telecom Italia SpA, ADR†	1,222,253	1,284,500
39,981	Telefonica Brasil SA, ADR	373,700	474,574
245,000	Telefonica SA, ADR	2,812,942	2,089,850
970,510	Telephone & Data Systems Inc.	19,465,245	26,611,384
230,000	Telesites SAB de CV†	154,371	167,808
145,000	VEON Ltd., ADR	603,407	345,100
100,000	Verizon Communications Inc.	3,158,369	5,031,000

		41,871,283	50,817,630

	Transportation — 0.8%
283,000	GATX Corp.	7,310,790	21,007,090
4,000	Kansas City Southern	7,317	423,840

		7,318,107	21,430,930

	Wireless Communications — 0.8%
37,000	Altice USA Inc., Cl. A	1,050,435	631,220

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

			Market
Shares		Cost	Value

	COMMON STOCKS (Continued)
	Wireless Communications (Continued)
115,000	America Movil SAB de CV, Cl. L, ADR	$351,470	$1,915,900
14,000	Millicom International Cellular SA	885,695	822,500
53,000	Millicom International Cellular SA, SDR	3,285,419	3,130,265
208,000	NTT DoCoMo Inc.	2,956,445	5,302,624
20,000	Tim Participacoes SA, ADR	148,920	337,200
50,000	T-Mobile US Inc.†	1,496,458	2,987,500
135,000	United States Cellular Corp.†	6,367,063	5,000,400

		16,541,905	20,127,609

	TOTAL COMMON STOCKS	831,110,941	2,512,459,704

	CLOSED-END FUNDS — 0.4%
107,000	Altaba Inc.†	1,574,212	7,833,470
11,417	Royce Global Value Trust Inc.	99,328	119,993
79,500	Royce Value Trust Inc.	972,272	1,256,100

		2,645,812	9,209,563

	TOTAL CLOSED-END FUNDS	2,645,812	9,209,563

	PREFERRED STOCKS — 0.0%
	Health Care — 0.0%
31,580	The Phoenix Companies Inc., 7.450%, 01/15/32	674,937	588,177

	RIGHTS — 0.0%
	Financial Services — 0.0%
79,500	Royce Value Trust Inc., expire 07/05/18†(a)	0	19,875

			Market
Shares		Cost	Value

	Health Care — 0.0%
20,000	American Medical Alert Corp.†(a)	$ 0	$ 200

	TOTAL RIGHTS	0	20,075

	WARRANTS — 0.0%
	Hotels and Gaming — 0.0%
200,000	The Indian Hotels Co. Ltd., expire 05/15/19†(b)	329,280	386,000

	TOTAL INVESTMENTS — 100.1%	$ 834,760,970	2,522,663,519

	Other Assets and Liabilities (Net) — (0.1)%		(3,078,554)

	NET ASSETS — 100.0%		$2,519,584,965

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the market value of the Rule 144A security amounted to $386,000 or 0.02% of net asset.

†	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Asset Fund

Statement of Assets and Liabilities June 30, 2018 (Unaudited)

Assets:
Investments, at value (cost $834,760,970)	$2,522,663,519
Foreign currency, at value (cost $10,309)	10,401
Cash	158,594
Receivable for investments sold	452,978
Receivable for Fund shares sold	428,788
Dividends and interest receivable	2,808,379
Prepaid expenses	64,825

Total Assets	2,526,587,484

Liabilities:
Payable for investments purchased	133,772
Payable for Fund shares redeemed	1,247,822
Payable for investment advisory fees	2,085,337
Payable for distribution fees	433,987
Payable for accounting fees	11,250
Line of credit payable	2,877,000
Other accrued expenses	213,351

Total Liabilities	7,002,519

Net Assets
(applicable to 42,445,650 shares outstanding)	$2,519,584,965

Net Assets Consist of:
Paid-in capital	$698,623,573
Undistributed net investment income	5,280,501
Accumulated net realized gain on investments and foreign currency transactions	127,785,041
Net unrealized appreciation on investments	1,687,902,549
Net unrealized depreciation on foreign currency translations	(6,699)

Net Assets	$2,519,584,965

Shares of Beneficial Interest, each at $0.01 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($1,852,889,926 ÷ 31,145,311 shares outstanding)	$59.49
Class A:
Net Asset Value and redemption price per share ($34,553,653 ÷ 586,885 shares outstanding)	$58.88
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$62.47
Class C:
Net Asset Value and offering price per share ($52,070,908 ÷ 954,483 shares outstanding)	$54.55	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($580,069,373 ÷ 9,758,952 shares outstanding)	$59.44
Class T:
Net Asset Value and redemption price per share ($1,105.36 ÷ 18.598 shares outstanding)	$59.43
Maximum offering price per share (NAV ÷ 0.975, based on maximum sales charge of 2.50% of the offering price)	$60.95

Statement of Operations
For the Six Months Ended June 30, 2018 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $727,958)	$22,806,200
Interest	11,497

Total Income	22,817,697

Expenses:
Investment advisory fees	12,879,319
Distribution fees - Class AAA	2,369,039
Distribution fees - Class A	45,361
Distribution fees - Class C	286,904
Distribution fees - Class T	1
Shareholder services fees	630,202
Custodian fees	142,306
Trustees’ fees	93,692
Shareholder communications expenses	90,906
Interest expense	68,427
Registration expenses	46,646
Legal and audit fees	36,916
Accounting fees	22,500
Miscellaneous expenses	76,259

Total Expenses	16,788,478

Less:
Expenses paid indirectly by broker (See Note 6)	(9,828)

Net Expenses	16,778,650

Net Investment Income	6,039,047

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	139,146,754
Net realized loss on foreign currency transactions	(78,393)

Net realized gain on investments and foreign currency transactions	139,068,361

Net change in unrealized appreciation/depreciation:
on investments	(121,035,477)
on foreign currency translations	(9,619)

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(121,045,096)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	18,023,265

Net Increase in Net Assets Resulting from Operations	$24,062,312

(a)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

The Gabelli Asset Fund

Statement of Changes in Net Assets

	Six Months Ended
	June 30, 2018	Year Ended
	(Unaudited)	December 31, 2017
Operations:
Net investment income	$6,039,047	$4,893,261
Net realized gain on investments and foreign currency transactions	139,068,361	232,170,521
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(121,045,096)	248,708,317

Net Increase in Net Assets Resulting from Operations	24,062,312	485,772,099

Distributions to Shareholders:
Net investment income
Class AAA	—	(2,821,975)
Class A	—	(44,974)
Class I	—	(2,373,743)
Class T	—	(3)

	—	(5,240,695)

Net realized gain
Class AAA	—	(156,792,213)
Class A	—	(3,184,510)
Class C	—	(5,476,594)
Class I	—	(48,070,682)
Class T	—	(86)

	—	(213,524,085)

Total Distributions to Shareholders	—	(218,764,780)

Shares of Beneficial Interest Transactions:
Class AAA	(138,156,090)	(195,754,410)
Class A	(5,432,703)	(22,503,465)
Class C	(12,106,090)	(15,644,906)
Class I	(14,012,700)	41,907,833
Class T	—	1,089

Net Decrease in Net Assets from Shares of Beneficial Interest Transactions	(169,707,583)	(191,993,859)

Redemption Fees	838	644

Net Increase/(Decrease) in Net Assets	(145,644,433)	75,014,104
Net Assets:
Beginning of year	2,665,229,398	2,590,215,294

End of period (including undistributed net investment income of $5,280,501 and $0, respectively)	$2,519,584,965	$2,665,229,398

See accompanying notes to financial statements.

The Gabelli Asset Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets/ Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses(c)		Portfolio Turnover Rate
Class AAA
2018(d)	$58.97	$0.13	$0.39	$0.52	—	—	—	$0.00	$59.49	0.9%	$1,852,890	0.43	%(e)	1.34	%(e)(f)	1%
2017	53.33	0.09	10.67	10.76	$(0.09)	$(5.03)	$(5.12)	0.00	58.97	20.2	1,973,845	0.15		1.35	(f)	2
2016	54.10	0.33	5.96	6.29	(0.42)	(6.64)	(7.06)	0.00	53.33	11.6	1,966,374	0.59		1.36	(f)	3
2015	65.39	0.20	(3.93)	(3.73)	(0.21)	(7.35)	(7.56)	0.00	54.10	(5.9)	2,160,274	0.31		1.35	(f)	3
2014	65.31	0.19	3.04	3.23	(0.17)	(2.98)	(3.15)	0.00	65.39	4.9	3,011,541	0.28		1.35		5
2013	51.87	0.21	16.42	16.63	(0.20)	(2.99)	(3.19)	0.00	65.31	32.4	3,178,406	0.35		1.35		7
Class A
2018(d)	$58.36	$0.12	$0.40	$0.52	—	—	—	$0.00	$58.88	0.9%	$34,554	0.42	%(e)	1.34	%(e)(f)	1%
2017	52.80	0.09	10.57	10.66	$(0.07)	$(5.03)	$(5.10)	0.00	58.36	20.2	39,598	0.15		1.35	(f)	2
2016	53.62	0.33	5.90	6.23	(0.41)	(6.64)	(7.05)	0.00	52.80	11.6	56,913	0.59		1.36	(f)	3
2015	64.88	0.20	(3.91)	(3.71)	(0.20)	(7.35)	(7.55)	0.00	53.62	(5.9)	74,447	0.31		1.35	(f)	3
2014	64.82	0.19	3.02	3.21	(0.17)	(2.98)	(3.15)	0.00	64.88	4.9	110,428	0.28		1.35		5
2013	51.52	0.20	16.32	16.52	(0.23)	(2.99)	(3.22)	0.00	64.82	32.4	112,707	0.33		1.35		7
Class C
2018(d)	$54.28	$(0.09)	$0.36	$0.27	—	—	—	$0.00	$54.55	0.5%	$52,071	(0.33	)%(e)	2.09	%(e)(f)	1%
2017	49.72	(0.32)	9.91	9.59	—	$(5.03)	$(5.03)	0.00	54.28	19.3	63,821	(0.59)		2.10	(f)	2
2016	50.87	(0.08)	5.57	5.49	—	(6.64)	(6.64)	0.00	49.72	10.8	72,850	(0.16)		2.11	(f)	3
2015	62.21	(0.27)	(3.72)	(3.99)	—	(7.35)	(7.35)	0.00	50.87	(6.6)	96,670	(0.44)		2.10	(f)	3
2014	62.58	(0.30)	2.91	2.61	—	(2.98)	(2.98)	0.00	62.21	4.1	125,548	(0.47)		2.10		5
2013	50.01	(0.24)	15.80	15.56	—	(2.99)	(2.99)	0.00	62.58	31.4	104,620	(0.41)		2.10		7
Class I
2018(d)	$58.85	$0.20	$0.39	$0.59	—	—	—	$0.00	$59.44	1.0%	$580,069	0.69	%(e)	1.09	%(e)(f)	1%
2017	53.22	0.23	10.68	10.91	$(0.25)	$(5.03)	$(5.28)	0.00	58.85	20.5	587,964	0.40		1.10	(f)	2
2016	54.01	0.47	5.95	6.42	(0.57)	(6.64)	(7.21)	0.00	53.22	11.8	494,078	0.84		1.11	(f)	3
2015	65.33	0.37	(3.94)	(3.57)	(0.40)	(7.35)	(7.75)	0.00	54.01	(5.6)	480,480	0.57		1.10	(f)	3
2014	65.25	0.35	3.06	3.41	(0.35)	(2.98)	(3.33)	0.00	65.33	5.2	374,638	0.52		1.10		5
2013	51.82	0.36	16.42	16.78	(0.36)	(2.99)	(3.35)	0.00	65.25	32.7	280,250	0.60		1.10		7
Class T
2018(d)	$58.91	$0.13	$0.39	$0.52	—	—	—	$0.00	$59.43	0.9%	$1	0.44	%(e)	1.34	%(e)(f)	1%
2017(g)	58.51	(0.05)	5.65	5.60	$(0.17)	$(5.03)	$(5.20)	0.00	58.91	9.6	1	(0.15	)(e)	1.35	(e)(f)	2

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)

The Fund incurred interest expense during the six months ended June 30, 2018, and the years ended December 31, 2017, 2016, 2015, 2014, and 2013. For the six months ended June 30, 2018, if interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.33% (Class AAA, Class A, and Class T), 2.08% (Class C), and 1.08 (Class I), respectively. For the years ended December 31, 2017, 2016, 2015, 2014, and 2013, the effect of interest expense was minimal.

(d)	For the six months ended June 30, 2018, unaudited.
(e)	Annualized.
(f)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2018 and the years ended December 31, 2017, 2016, and 2015, there was no impact on the expense ratios.

(g)	Class T Shares were initially offered on July 5, 2017 and are no longer offered for sale.

See accompanying notes to financial statements.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Asset Fund was organized on November 25, 1985 as a Massachusetts business trust and commenced investment operations on March 3, 1986. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is growth of capital.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/18
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Aerospace	$ 38,254,415	—	$141,125	$ 38,395,540
Airlines	—	$ 122,500	—	122,500
Energy and Utilities	82,594,382	—	0	82,594,382
Financial Services	257,285,959	59,950	—	257,345,909
Manufactured Housing and Recreational Vehicles	7,644,735	423,400	—	8,068,135
Other Industries (a)	2,125,933,238	—	—	2,125,933,238
Total Common Stocks	2,511,712,729	605,850	141,125	2,512,459,704
Closed End Funds (a)	9,209,563	—	—	9,209,563
Preferred Stocks (a)	—	588,177	—	588,177
Rights (a)	—	—	20,075	20,075
Warrants (a)	—	386,000	—	386,000
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,520,922,292	$1,580,027	$161,200	$2,522,663,519

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the six months ended June 30, 2018. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held at June 30, 2018, refer to the Schedule of Investments.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the “Acquired Funds”) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata port on of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2018, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid during the year ended December 31, 2017 was as follows:

Distributions paid from:*
Ordinary income (inclusive of short term capital gains)	$5,513,510
Net long term capital gains	232,578,711

Total distributions paid	$238,092,221

*	Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

Provision For Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2018:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$843,506,821	$1,697,101,072	$(17,944,374)	$1,679,156,698

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2018, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2018, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $18,000 plus $2,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Trustee each receives an annual fee of $2,000. The Chairman of the Proxy Voting Committee and Nominating Committee each receives $1,000 annually. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, Class C, and Class T Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, 1.00%, and 0.25%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2018, other than short term securities and U.S. Government Obligations, aggregated $14,484,032 and $227,563,446, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2018, the Fund paid $51,270 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $4,345 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended June 30, 2018, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed broker arrangement during this period was $9,828.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2018, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on March 6, 2019 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30 day LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At June 30, 2018, there was $2,877,000 outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2018 was $3,604,956 with a weighted average interest rate of 2.96%. The maximum amount borrowed at any time during the six months ended June 30, 2018 was $57,732,000.

8. Shares of Beneficial Interest. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2018 and the year ended December 31, 2017, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	199,987	$11,880,737	457,799	$26,337,153
Shares issued upon reinvestment of distributions	—	—	2,559,280	151,256,170
Shares redeemed	(2,524,685)	(150,036,827)	(6,421,901)	(373,347,733)

Net decrease	(2,324,698)	$(138,156,090)	(3,404,822)	$(195,754,410)

Class A
Shares sold	30,800	$1,820,564	61,828	$3,551,182
Shares issued upon reinvestment of distributions	—	—	50,505	2,954,019
Shares redeemed	(122,382)	(7,253,267)	(511,739)	(29,008,666)

Net decrease	(91,582)	$(5,432,703)	(399,406)	$(22,503,465)

Class C
Shares sold	15,502	$851,367	88,247	$4,743,068
Shares issued upon reinvestment of distributions	—	—	88,624	4,822,031
Shares redeemed	(236,789)	(12,957,457)	(466,453)	(25,210,005)

Net decrease	(221,287)	$(12,106,090)	(289,582)	$(15,644,906)

Class I
Shares sold	817,028	$48,581,486	2,005,140	$116,932,196
Shares issued upon reinvestment of distributions	—	—	782,917	46,176,445
Shares redeemed	(1,049,149)	(62,594,186)	(2,080,694)	(121,200,808)

Net increase/(decrease)	(232,121)	$(14,012,700)	707,363	$41,907,833

Class T(a)
Shares sold	—	—	17	$1,000
Shares issued upon reinvestment of distributions	—	—	2	89

Net increase	—	—	19	$1,089

(a)	Class T Shares were initially offered on July 5, 2017 and are no longer offered for sale.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Asset Fund

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited)

At its meeting on February 22, 2018, the Board of Trustees (“Board”) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the “Independent Board Members”). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent and Quality of Services. The Independent Board Members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the scope of administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio managers.

Investment Performance. The Independent Board Members reviewed the short, medium, and long term performance (as of December 31, 2017) of the Fund against a peer group of ten other comparable funds prepared by the Adviser (“the Adviser Peer Group”) and against a peer group prepared by Broadridge (the “Broadridge Performance Peer Group”) consisting of all retail and institutional multi-cap core funds, regardless of asset size or primary channel of distribution, as represented by Lipper Multi-Cap Core Index. The Independent Board Members noted that the Fund’s performance was in the first quartile for the one year period, the second quartile for the three year period, and the fourth quartile for the five year period, as measured against the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the third quintile of the funds in its category for the one year period, the fourth quintile for the three year period, and the fifth quintile for the five year period.

Profitability.  The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a large portion of the Fund’s portfolio transactions were executed by an affiliated broker and that the affiliated broker received distribution fees and minor amounts of sales commissions.

Economies of Scale.  The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale.  The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.

Service and Cost Comparisons.  The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund to similar expense ratios of the Adviser Peer Group and a peer group of eleven other multi-cap core funds selected by Broadridge and noted that the advisory fee includes substantially all administrative services for the Fund as well as investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s expense ratios were above average within these peer groups and the Fund’s size was generally larger than or comparable to these peers. The Independent Board Members also noted that the advisory fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee with the fee for other types of accounts managed by the Adviser.

The Gabelli Asset Fund

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited) (Continued)

Conclusions.  The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an acceptable performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were reasonable in light of the Fund’s performance and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment advisory agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and GAMCO Asset Management Inc., which are affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

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THE GABELLI ASSET FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst focusing on companies across the healthcare industry. In 2006, he began serving as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI ASSET FUND

One Corporate Center

Rye, New York 10580-1422

t   800-GABELLI (800-422-3554)

f   914-921-5118

e  info@gabelli.com

    GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES
Mario J. Gabelli, CFA Chairman and Chief Executive Officer, GAMCO Investors, Inc. Executive Chairman, Associated Capital Group, Inc.	Anthonie C. van Ekris Chairman, BALMAC International, Inc. Salvatore J. Zizza Chairman, Zizza & Associates Corp.
Anthony J. Colavita President, Anthony J. Colavita, P.C.	OFFICERS Bruce N. Alpert President

James P. Conn

Former Chief Investment

Officer,

Financial Security Assurance

Holdings Ltd.

John D. Gabelli

Senior Vice President,

G.research, LLC

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Werner J. Roeder

Former Medical Director,

Lawrence Hospital

John C. Ball Treasurer Agnes Mullady Vice President Andrea R. Mango Secretary
Richard J. Walz Chief Compliance Officer DISTRIBUTOR G.distributors, LLC
CUSTODIAN State Street Bank and Trust Company TRANSFER AGENT AND DIVIDEND DISBURSING AGENT DST Asset Manager Solutions, Inc.
LEGAL COUNSEL Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Asset Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB405Q218SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Asset Fund

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer
(principal executive officer)

Date 8/27/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer
(principal executive officer)

Date 8/27/2018

By (Signature and Title)* /s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer
(principal financial officer)

Date 8/27/2018

* Print the name and title of each signing officer under his or her signature.